INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2021
INTANGIBLE ASSETS
Schedule of intangible assets

	As of September 30,
	2021	2020
Land use rights, cost	$617,895	$586,389
Software, cost	8,803,367	517,954
Other intangible assets, cost	1,732	1,643
Less: accumulated amortization	(673,007)	(176,965)
Intangible assets, net	$8,749,987	$929,021